INCOME TAXES - Reconciliation of Unrecognized Tax Benefit (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Unrecognized tax benefit at beginning of year	$ 52	$ 29	$ 19
Gross increases – tax positions in prior years	5	26	13
Gross decreases – tax positions in prior years	(1)	(2)	(1)
Gross increases – tax positions in current year	26	1	0
Lapse of statutes of limitations	(2)	(2)	(2)
Unrecognized Tax Benefit at End of Year	$ 80	$ 52	$ 29